Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Other Current Assets
Deferred taxes and income taxes receivable	$ 261		$ 345
Royalties, license fees and software maintenance	143		155
Restricted cash	97		91
Prepaid expenses	147		133
Derivative instruments	58		45
Deferred purchase price from sale of receivables	97		90
Advances and deposits	28		23
Other Assets, Miscellaneous, Current	227		244
Total Other Current Assets	1,058		1,126
Other Current Liabilities
Deferred taxes and income taxes payable	83		59
Other taxes payable	150		177
Interest payable	84		122
Restructuring reserves	116		309
Derivative instruments	31		19
Product warranties	15		17
Dividends payable	74		74
Distributor and reseller rebates/commissions	112		105
Other	966		925
Total Other Current Liabilities	1,631		1,807
Other Long-term Assets
Prepaid pension costs	76		92
Net investment in discontinued operations	204	[1]	224	[1]
Internal use software, net	545		468
Product software, net	256		145
Restricted cash	246		280
Unamortized Debt Issuance Expense	38		42
Customer contract costs, net	294		134
Derivative instruments	0		11
Deferred Compensation Plan Assets	92		92
Other	365		286
Total Other Assets, Noncurrent	2,116		1,774
Other Long-term Liabilities
Deferred and other tax liabilities	290		200
Environmental reserves	16		20
Unearned income	82		36
Restructuring reserves	7		14
Other	466		527
Total Other Liabilities, Noncurrent	861		797
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	225
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	$ 21

[1]	(1)At December 31, 2011, our net investment in discontinued operations primarily consisted of a $225 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of $21. The recovery of the performance-based instrument is dependent on the sufficiency of TRG's available cash flows, as guaranteed by TRG's ultimate parent, which are expected to be recovered in annual cash distributions through 2017. In 2011, the performance-based instrument was pledged as security for our future funding obligations to our U.K. Pension Plan for salaried employees.